Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of initial fixed $100 investment based on:		Net income (thousands)	Earnings Per Share – Diluted
					TSR	TSR of peer group
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
2022	$1,447,218	1,458,526	1,181,903	1,109,127	115.15	98.38	146,936	4.12
2021	$1,487,248	1,902,979	1,205,843	1,310,533	120.15	118.61	95,644	3.19
2020	$1,119,910	1,134,381	1,032,474	974,607	87.28	87.24	81,477	2.81

(1)	The dollar amounts in column 1 are the amounts of total compensation reported for our PEO, Mr. Richard Moore for each corresponding year in the “Total” column of the SCT in each applicable year. Mr. Moore has served as our PEO during 2020, 2021 and 2022.

(2)	The dollar amount reported in column 2 represents the amount of Compensation Actually Paid to our PEO as computed in accordance with Item 402(v) of Regulation S-K (referenced to herein as “CAP”). The following adjustments were made to the Total Compensation as presented in the SCT for each year to determine the CAP.

(3)	The dollar amounts reported in column 3 represent the average of the amounts reported for the Other NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael G. Mayer, Elizabeth B. Bostian, and Gregory A. Currie, Jr.; for 2021, Michael G. Mayer, Eric P. Credle, Elizabeth B. Bostian, and Gregory A. Currie, Jr.; and (ii) for 2020, Michael G. Mayer and Eric P. Credle.

(4)	The dollar amounts reported in column 4 represent the average amount of CAP to the Other NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. As presented in the SCT, the following adjustments were made to the average total compensation for the Other NEOs as a group for each year to determine the CAP:

(5)	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P US BMI Banks Industry Group Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	For purposes of our incentive compensation plans, earnings per share - diluted (which we define as “EPS”) is calculated by dividing the Company’s net income available to common shareholders for the applicable year, by the average number of fully diluted common shares outstanding during the year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

PEO Total Compensation Amount	[1]	$ 1,447,218	$ 1,487,248	$ 1,119,910
PEO Actually Paid Compensation Amount	[2]	$ 1,458,526	1,902,979	1,134,381
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Stock Awards (a)	Stock Award Adjustment (b)	Compensation Actually Paid to PEO
2022	$1,447,218	$(670,600)	$681,908	$1,458,526
2021	$1,487,248	$(674,320)	$1,090,051	$1,902,979
2020	$1,119,910	$(541,840)	$556,311	$1,134,381

(a)	Represents the deduction from the “Average Reported Summary Compensation Table Total for Other NEOs” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Stock Awards Issued for Current Year and Received in Current Year	Fair Value of Stock Awards Issued in Prior Year and Received in Current Year	Change in Fair Value of Stock Awards Issued in and Received in Prior Years	Total
2022	$583,052	$186,097	$(87,241)	$681,908
2021	$559,841	$186,446	$343,764	$1,090,051
2020	$564,521	$137,959	$(146,169)	$556,311

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,181,903	1,205,843	1,032,474
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,109,127	1,310,533	974,607
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Reported Summary Compensation Table Total for Other NEOss	Average Reported Value of Stock Awards (a)	Average Stock Award Adjustment (b)	Average Reported Change in the Actuarlial Present Value of Pension Benefits (c)	Average Compensation Actually Paid to Other NEOs
2022	$1,181,903	$(466,094)	$393,318	$—	$1,109,127
2021	$1,205,843	$(278,195)	$382,885	$—	$1,310,533
2020	$1,032,474	$(314,705)	$330,838	$(74,000)	$974,607

(a)	Represents the deduction from the “Average Reported Summary Compensation Table Total for Other NEOs” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Stock Awards Issued for Current Year and Received in Current Year	Fair Value of Stock Awards Issued in Prior Year and Received in Current Year	Change in Fair Value of Stock Awards Issued in and Received in Prior Years	Total
2022	$332,938	$112,184	$(51,804)	$393,318
2021	$189,254	$69,449	$124,183	$382,885
2020	$284,713	$109,846	$(63,721)	$330,838

(c)	Reflects subtraction of the aggregate change in the actuarial present value of Mr. Credel’s accumulated benefits under the pension plan as reported for him in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for prior years. It is not included in this document as Mr. Credel is no longer an NEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]		Cumulative Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.
Total Shareholder Return Amount	[5]	$ 115.15	120.15	87.28
Peer Group Total Shareholder Return Amount	[6]	98.38	118.61	87.24
Net Income (Loss)	[7]	$ 146,936	$ 95,644	$ 81,477
PEO Name		Mr. Richard Moore
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	[8]	4.12
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	[8]		3.19
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	[8]			2.81
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		earnings per share - diluted
Fair Value of Stock Awards Issued for Current Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 559,841	$ 564,521
Fair Value of Stock Awards Issued in Prior Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			186,446	137,959
Change in Fair Value of Stock Awards Issued in and Received in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			343,764	(146,169)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,447,218	1,487,248	1,119,910
PEO Actually Paid Compensation Amount		1,458,526	1,902,979	1,134,381
PEO [Member] | Current Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(670,600)	(674,320)	(541,840)
PEO [Member] | Prior Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	681,908	1,090,051	556,311
Other NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,181,903	1,205,843	1,032,474
Non-PEO NEO Average Compensation Actually Paid Amount		1,109,127	1,310,533	974,607
Other NEO [Member] | Current Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(466,094)	(278,195)	(314,705)
Other NEO [Member] | Prior Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	393,318	382,885	330,838
Other NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]			(74,000)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		681,908	1,090,051	556,311
PEO [Member] | Fair Value of Stock Awards Issued for Current Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		583,052
PEO [Member] | Fair Value of Stock Awards Issued in Prior Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		186,097
PEO [Member] | Change in Fair Value of Stock Awards Issued in and Received in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(87,241)
Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		393,318	382,885	330,838
Other NEO [Member] | Fair Value of Stock Awards Issued for Current Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		332,938	189,254	284,713
Other NEO [Member] | Fair Value of Stock Awards Issued in Prior Year and Received in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		112,184	69,449	109,846
Other NEO [Member] | Change in Fair Value of Stock Awards Issued in and Received in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (51,804)	$ 124,183	$ (63,721)

[1]	The dollar amounts in column 1 are the amounts of total compensation reported for our PEO, Mr. Richard Moore for each corresponding year in the “Total” column of the SCT in each applicable year. Mr. Moore has served as our PEO during 2020, 2021 and 2022.
[2]	(2)The dollar amount reported in column 2 represents the amount of Compensation Actually Paid to our PEO as computed in accordance with Item 402(v) of Regulation S-K (referenced to herein as “CAP”).
[3]	The dollar amounts reported in column 3 represent the average of the amounts reported for the Other NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael G. Mayer, Elizabeth B. Bostian, and Gregory A. Currie, Jr.; for 2021, Michael G. Mayer, Eric P. Credle, Elizabeth B. Bostian, and Gregory A. Currie, Jr.; and (ii) for 2020, Michael G. Mayer and Eric P. Credle.
[4]	The dollar amounts reported in column 4 represent the average amount of CAP to the Other NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. As presented in the SCT, the following adjustments were made to the average total compensation for the Other NEOs as a group for each year to determine the CAP:
[5]	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P US BMI Banks Industry Group Index.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	For purposes of our incentive compensation plans, earnings per share - diluted (which we define as “EPS”) is calculated by dividing the Company’s net income available to common shareholders for the applicable year, by the average number of fully diluted common shares outstanding during the year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
[9]	Represents the deduction from the “Average Reported Summary Compensation Table Total for Other NEOs” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	Represents the deduction from the “Average Reported Summary Compensation Table Total for Other NEOs” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[12]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[13]	Reflects subtraction of the aggregate change in the actuarial present value of Mr. Credel’s accumulated benefits under the pension plan as reported for him in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for prior years. It is not included in this document as Mr. Credel is no longer an NEO.